Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Disclosures
Schedule of compensation for key management personnel

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Short-term benefits(1)	$0.9	$0.9	$1.8	$1.9
Share-based payments(2)	1.3	0.1	3.9	3.5
	$2.2	$1.0	$5.7	$5.4
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the period.